UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	May 13, 2011


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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		15
Form 13F Information Table Value Total:   $135,506
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Centennial Energy Partners V, L.P.

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FORM 13F INFORMATION TABLE
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COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108        22758       1,256,645    SHARED-DEFINED  1,2        1,256,645     0
ATP OIL & GAS		COM    00208J108         9973         550,677    SHARED-DEFINED  1,3	      550,677     0
ATP OIL & GAS		COM    00208J108         3260         180,000    SHARED-DEFINED   	      180,000     0
BPZ RESOURCES INC       COM    055639108        25775       4,863,209	 SHARED-DEFINED  1,2        4,863,209     0
BPZ RESOURCES INC       COM    055639108         9693       1,828,824    SHARED-DEFINED  1,3        1,828,824     0
BPZ RESOURCES INC       COM    055639108         2942         555,000    SHARED-DEFINED               555,000     0
CARRIZO OIL & GAS INC   COM    144577103        20828         563,988    SHARED-DEFINED  1,2	      563,988     0
CARRIZO OIL & GAS INC   COM    144577103         8321         225,331	 SHARED-DEFINED  1,3          225,331     0
CARRIZO OIL & GAS INC   COM    144577103         2770          75,000	 SHARED-DEFINED                75,000     0
RANGE RES CORP		COM    75281A109         9698         165,894	 SHARED-DEFINED  1,2          165,894     0
RANGE RES CORP		COM    75281A109         3946          67,506	 SHARED-DEFINED  1,3           67,506     0
RANGE RES CORP		COM    75281A109          292           5,000	 SHARED-DEFINED                 5,000     0
VENOCO INC        	COM    92275P307         9485         555,000    SHARED-DEFINED  1,2	      555,000     0
VENOCO INC        	COM    92275P307         4381         256,321    SHARED-DEFINED  1,3	      256,321     0
VENOCO INC        	COM    92275P307         1384          81,000    SHARED-DEFINED   	       81,000     0



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